Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The table below shows compensation actually paid (as defined by the SEC in Item 402(v) of Regulation S-K) for our executives and our financial performance for 2024. For purposes of this discussion, our CEO is also referred to as our principal executive officer or
“PEO” and our other Named Executive Officers are referred to as our “Non-PEO NEOs”:

Fiscal Year	Summary Compensation Table Total for PEO(1)(2)	Compensation Actually Paid to PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs(1)(3)	Value of an initial $100 Investment:		Net Income ($ Millions)(6)	Organic Net Sales ($ Millions)(7)
					Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)
2024	$13,167,969	$16,087,516	$4,154,171	$4,782,844	$84.82	$113.13	$1,030	$15,460
2023	$19,722,593	$16,974,909	$5,837,043	$5,295,491	$81.56	$97.45	$1,664	$15,221

Company Selected Measure Name	Organic net sales
Named Executive Officers, Footnote	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2024	Thibaut Mongon	Paul Ruh, Carlton Lawson, Ellie Bing Xie, Meredith Stevens
2023	Thibaut Mongon	Paul Ruh, Carlton Lawson, Ellie Bing Xie, Meredith Stevens

PEO Total Compensation Amount	$ 13,167,969	$ 19,722,593
PEO Actually Paid Compensation Amount	$ 16,087,516	16,974,909
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item
402(v) of Regulation S-K). The CAP calculation for 2024 includes the end-of-year value of awards granted during the fiscal year and the year-
over-year change in fair value from the Separation through the end of the fiscal year for unvested awards granted in prior years (for 2023, measured from the Separation through year-end), regardless of if, when, or at which intrinsic value those awards will actually vest. To calculate
CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2024 ($)	NEO Average Fiscal Year 2024 ($)
Summary Compensation Table Total	$13,167,969	$4,154,171
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,964,751)	(1,847,707)
(Minus): Change in Pension Value	—	(44,250)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	11,239,206	2,315,437
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	1,093,868	239,725
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	1,089
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(854,165)	(126,834)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	405,389	91,213
Compensation Actually Paid	$16,087,516	$4,782,844
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC
Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between February 8, 2021 and March 5, 2024 used an expected term between 4.3 years and 6.9 years in 2024, as compared to an expected term between 6.0 years and 7.0 years used to calculate the grant date fair value of these stock options.

Non-PEO NEO Average Total Compensation Amount	$ 4,154,171	5,837,043
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,782,844	5,295,491
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid (CAP) has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item
402(v) of Regulation S-K). The CAP calculation for 2024 includes the end-of-year value of awards granted during the fiscal year and the year-
over-year change in fair value from the Separation through the end of the fiscal year for unvested awards granted in prior years (for 2023, measured from the Separation through year-end), regardless of if, when, or at which intrinsic value those awards will actually vest. To calculate
CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	PEO Fiscal Year 2024 ($)	NEO Average Fiscal Year 2024 ($)
Summary Compensation Table Total	$13,167,969	$4,154,171
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,964,751)	(1,847,707)
(Minus): Change in Pension Value	—	(44,250)
Plus: Pension Service Cost and Associated Prior Service Cost	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	11,239,206	2,315,437
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	1,093,868	239,725
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	1,089
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(854,165)	(126,834)
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	405,389	91,213
Compensation Actually Paid	$16,087,516	$4,782,844
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC
Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the fair value calculations of the options granted on or between February 8, 2021 and March 5, 2024 used an expected term between 4.3 years and 6.9 years in 2024, as compared to an expected term between 6.0 years and 7.0 years used to calculate the grant date fair value of these stock options.

Total Shareholder Return Amount	$ 84.82	81.56
Peer Group Total Shareholder Return Amount	113.13	97.45
Net Income (Loss)	$ 1,030,000,000	$ 1,664,000,000
Company Selected Measure Amount	15,460,000,000	15,221,000,000
PEO Name	Thibaut Mongon	Thibaut Mongon
Additional 402(v) Disclosure	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on May 4, 2023, the date our common stock commenced regular-way trading on the New York Stock Exchange, through the end of the applicable fiscal year, assuming reinvestment of dividends.
Peer Group Total Shareholder Return represents the cumulative return on a fixed investment of $100 in the S&P 500 Consumer Staples Sector for the period beginning on May 4, 2023, through the end of the applicable fiscal year, assuming reinvestment of dividends.
	The dollar amounts reported represent the Net income reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Organic net sales
Non-GAAP Measure Description	Organic net sales is a non-GAAP financial measure used for purposes of the annual incentive plan. Organic net sales means our reported
GAAP net sales for the fiscal year ended December 29, 2024, excluding the impact of changes in foreign currency exchange rates and the
	impact of acquisitions and divestitures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted diluted earnings per share
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted gross profit margin
Measure:: 5
Pay vs Performance Disclosure
Name	Free cash flow
Measure:: 6
Pay vs Performance Disclosure
Name	Relative total shareholder return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,239,206
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,093,868
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(854,165)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	405,389
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,964,751)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,250)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,315,437
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	239,725
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,089
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,834)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,213
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,847,707)